SHARE CAPITAL (Details Narrative) - USD ($)			1 Months Ended
	Jan. 15, 2026	Jan. 15, 2026	Jan. 31, 2026	Nov. 19, 2025	Mar. 31, 2026	Mar. 31, 2025
Common stock shares, par value					$ 0.0001	$ 0.0001
Common stock shares, shares authorized					100,000,000	100,000,000
Common stock shares, shares issued		7,000,000	8,800,000	100,000
Common stock shares, shares outstanding					8,800,000	7,000,000
Total proceeds				$ 100
Price per share				$ 0.001
Common stock shares, shares issued					8,800,000	7,000,000
Ownership interest obtained	100.00%	100.00%
Dance Emotion Limited [Member]
Common stock shares, shares issued			7,000,000
Ownership interest obtained	100.00%
Private Placement [Member]
Common stock shares, shares outstanding					8,800,000
Total proceeds			$ 85,000
Common stock shares, shares issued			1,700,000		8,800,000
IPO price per share			$ 0.05